May 01, 2025
Oberweis Small-Cap Opportunities Fund
OBERWEIS SMALL-CAP OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Small-Cap Opportunities Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.21%	0.21%
Total Annual Fund Operating Expenses	[1]	1.26%	1.01%
Expense Reimbursement		(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	1.00%
[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.25% and 1.00% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”). The contractual arrangement continues in force until April 30, 2026. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Small-Cap Opportunities Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	127	399	691	1,522
Institutional Class	102	321	557	1,235

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those, at the time of initial investment, with a market capitalization within the range of the holdings of the Russell 2000 Growth Index. As of June 30, 2024, the market capitalization range of the Russell 2000 Growth Index was $16.9 million to $11.1 billion. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high.

The Fund primarily invests in companies headquartered in the United States. The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2020 30.74% 1Q 2020 -25.70%
Average Annual Total Returns (for the Periods Ended December 31, 2024) Oberweis Small-Cap Opportunities Fund

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.

Average Annual Returns - Oberweis Small-Cap Opportunities Fund	Label	1 YEAR	5 YEARS	10 YEARS		INCEPTION DATE
Investor Class	Return Before Taxes	16.14%	17.84%	14.09%
Investor Class | Return After Taxes on Distributions	Return After Taxes on Distributions	15.93%	16.16%	11.94%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.71%	13.90%	10.80%
Institutional Class	Institutional Class (Return Before Taxes)	16.40%	18.12%	15.36%	[1]	May 01, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%
[1]	Since the inception of the institutional class on May 1, 2017.